2. GOING CONCERN (Details Narrative) (123113 Annual Restatement [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
123113 Annual Restatement [Member]
Accumulated Member's Deficit	$ (439,451)
Non-Cash Stock Based Compensation	$ 213,900